Operating Expense - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 Employee	Dec. 31, 2018 Employee
Disclosure Of Operating Expense [Line Items]
Depreciation, amortization and impairment charges	€ 4,700
Provision to research tax credit litigation	1,800
Reversal of provision of tax control on tax credit	€ 1,800
Number of employees | Employee	130	194	148
Reorganization and restructuration costs	€ 5,308
Accruals and provisions recognized within the scope of the PSE	1,850
Employee expenses related to work force reduction	1,327
Rights of Use of Leased Premised
Disclosure Of Operating Expense [Line Items]
Impairment loss	1,275
Rights of Use of Fittings and Fixtures and Leased Equipment
Disclosure Of Operating Expense [Line Items]
Impairment loss	503
Reorganization of GENFIT
Disclosure Of Operating Expense [Line Items]
Depreciation, amortization and impairment charges	363
OCEANE Renegotiation
Disclosure Of Operating Expense [Line Items]
Renegotiation costs recognized	745
RESOLVE-IT Study
Disclosure Of Operating Expense [Line Items]
Provision recognized for closing costs	378
Notice Period Costs
Disclosure Of Operating Expense [Line Items]
Employee expenses related to work force reduction	712
Severance Pay
Disclosure Of Operating Expense [Line Items]
Employee expenses related to work force reduction	459
Voluntary Departure Compensation
Disclosure Of Operating Expense [Line Items]
Employee expenses related to work force reduction	€ 135